INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	As of December 31,
	2019	2020
	RMB	RMB
Raw materials	151,975,367	109,383,340
Works in progress	1,481,938	57,688
Finished goods	25,175,994	32,725,151
Inventories	178,633,299	142,166,179